SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of revenues from external parties by geographic region
	Year ended December 31,
	2022	2023	2024
	in USD thousands
China	-	4,610	14,957
U.S.	-	190	13,983
	-	4,800	28,940